Consolidated Balance Sheets (Parentheticals) - Class A Common Stock - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, shares authorized (in Shares)	90,000,000	90,000,000
Common stock, par value (in Dollars per share)	$ 0.005	$ 0.005
Common stock, shares issued (in Shares)	14,318,410	5,065,150
Common stock, shares outstanding (in Shares)	14,318,410	5,065,150